ORGANIZATION AND BASIS OF PRESENTATION (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended			12 Months Ended
	Sep. 09, 2015 USD ($) shares	Dec. 16, 2009 CNY (¥) shares	Dec. 16, 2009 USD ($) $ / shares shares	Nov. 30, 2016 shares	Sep. 29, 2016 CNY (¥) shares	Sep. 29, 2016 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Sep. 26, 2016	Jan. 27, 2016
Noncontrolling Interest [Line Items]
Total consideration					¥ 41,670	$ 6,002	¥ 100,000	$ 14,403
Capital injected amount									¥ 40,728
Beijing Century Friendship Science and Technology Development Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired												100.00%
Beijing Century Friendship Science and Technology Development Co., Ltd. [Member] | Private Placement [Member]
Noncontrolling Interest [Line Items]
Sale of Stock, Number of Shares Issued in Transaction				1,483,000	926,000	926,000	6,666,666	6,666,666
Stock Repurchased During Period, Shares							10,000	10,000
Sale of Stock, Percentage of Ownership after Transaction							85.34%	85.34%
Beijing Proton Medical Center Co Ltd [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired												80.00%
Business Acquisition, Percentage of Voting Interests Acquired												55.00%
Noncontrolling Interest, Ownership Percentage by Parent												80.00%
American Depositary Shares [Member]
Noncontrolling Interest [Line Items]
Initial public offering of ordinary shares, shares		12,000,000	12,000,000
Price per share | $ / shares			$ 11.0
Initial public offering of ordinary shares		¥ 813,938	$ 119,211
CCM (HK) [Member]
Noncontrolling Interest [Line Items]
Capital injected amount | $	$ 40,728
CCM (HK) [Member] | Gopher [Member]
Noncontrolling Interest [Line Items]
Initial public offering of ordinary shares, shares	61,302,441
Initial public offering of ordinary shares | $	$ 7,859
Percentage of equity interests acquired	14.29%
Noncontrolling Interest, Ownership Percentage by Parent	14.29%
CCM (HK) [Member] | Asendium [Member]
Noncontrolling Interest [Line Items]
Initial public offering of ordinary shares, shares	366,685,949
Initial public offering of ordinary shares | $	$ 47,011
Percentage of equity interests acquired	85.71%
Noncontrolling Interest, Ownership Percentage by Parent	85.71%
SHC [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired	70.00%
Noncontrolling Interest, Ownership Percentage by Parent	70.00%
SHC [Member] | Gopher [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired	10.00%
Noncontrolling Interest, Ownership Percentage by Parent	10.00%
Shanghai Huifu Technology Development Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interest sold											99.00%